Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Goodwill And Other Intangible Assets

	December 31, 2013	December 31, 2012
Amortizable core deposit intangibles:
Gross carrying value	$3,710	$3,710
Accumulated amortization	(1,075)	(710)
Net core deposit intangibles	2,635	3,000
Unamortizable goodwill	12,989	12,989
Total goodwill and other intangible assets, net	$15,624	$15,989

Schedule Of Estimated Future Amortization Expense For Core Deposit Intangibles

Year	Core Deposit Intangibles
2014	$365
2015	365
2016	365
2017	365
2018	365
Thereafter	810
Total	$2,635